Provisions and Contingent Liabilities	9 Months Ended
Jul. 31, 2025
Provisions and Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 17: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new significant events or transactions except as previously

identified in Note 26 of the Bank’s 2024 Annual
Consolidated Financial Statements.
(a)

RESTRUCTURING CHARGES
The Bank initiated a new restructuring program

in the second quarter of 2025 to reduce its

cost base and achieve greater efficiency. In connection with this program, the Bank incurred $ 333

million and $
496

million pre-tax of restructuring charges during

the three and nine months ended July

31, 2025, respectively. The
restructuring charges primarily relate to:

(i) employee severance and other personnel-related

costs recorded as provisions; (ii) asset impairment

and other
rationalization, including certain business

wind-downs and (iii) real estate optimization

mainly recorded as a reduction to buildings

and land.
(b)

LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including but

not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated.

The Bank also estimates the aggregate range

of reasonably possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. However, the Bank does

not disclose the
specific possible loss associated with each underlying

matter given the substantial uncertainty associated

with each possible loss as described below and

the
negative consequences to the Bank’s resolution

of the matters that comprise the

RPL should individual possible losses be disclosed.

As at July 31, 2025, the
Bank’s RPL is from zero

to approximately $
455

million (October 31, 2024 – from
zero

to approximately $
625

million). The Bank’s provisions and RPL represent

the
Bank’s best estimates based upon currently available

information for actions for which estimates

can be made, but there are a number

of factors that could cause
the Bank’s actual losses to be significantly different

from its provisions or RPL. For example,

the Bank’s estimates involve significant judgment

due to the varying
stages of the proceedings, the existence of

multiple defendants in many proceedings

whose share of liability has yet to be determined,

the numerous yet-
unresolved issues in many of the proceedings,

some of which are beyond the Bank’s control and/or

involve novel legal theories and interpretations,

the attendant
uncertainty of the various potential outcomes

of such proceedings, and the fact that the underlying

matters will change from time to time. In addition,

some actions
seek very large or indeterminate damages.

Refer to Note 26 of the Bank’s 2024 Annual Consolidated

Financial Statements for details on the Bank’s significant
legal and regulatory matters. Based on

the Bank’s current knowledge, and subject to

the factors listed above as well as other uncertainties

inherent in litigation and
regulatory matters, other than as described

below: (i) there have been no notable developments

to the matters previously identified in Note 26

of the Bank’s 2024
Annual Consolidated Financial Statements; and

(ii) since October 31, 2024, no other legal

or regulatory matter has arisen or progressed

to the point that it would
reasonably be expected to result in a material

financial impact to the Bank.
As previously disclosed in Note 26 of the

Bank’s 2024 Annual Consolidated Financial

Statements, on October 10, 2024, the Bank

announced that, following
active cooperation and engagement with

authorities and regulators, it reached a resolution

of previously disclosed investigations related

to its U.S. BSA/AML
compliance programs (the “Global Resolution”).

The Bank and certain of its U.S. subsidiaries

consented to orders with the Office of the

Comptroller of the
Currency (OCC), the Federal Reserve Board,

and the Financial Crimes Enforcement

Network (FinCEN) and entered into plea agreements

with the Department of
Justice (DOJ), Criminal Division, Money Laundering

and Asset Recovery Section and the

United States Attorney’s Office for the District of New Jersey. The Bank
is focused on meeting the terms of the

consent orders and plea agreements, including

meeting its requirements to remediate the Bank’s

U.S. BSA/AML
compliance programs. During the first

fiscal quarter of 2025, the Bank fully paid

the remainder of the monetary penalty

owed pursuant to the consent orders and
plea agreements that were entered into as

part of the Global Resolution. The payment

was covered by provisions previously

taken by the Bank for this matter.
As previously disclosed in Note 26 of the

Bank’s 2024 Annual Consolidated Financial

Statements, the Bank and some former

and current directors, officers and
employees have been named as defendants

in proposed class action lawsuits in

the United States and Canada purporting

to be brought on behalf of the Bank's
shareholders alleging, among other things, that

a decline in the price of the Bank's

shares was the result of misleading disclosures

with respect to the Bank’s AML
compliance programs and/or the potential outcomes

of the government agencies’ or regulators’

investigations. The two proposed class actions

filed in the United
States have been consolidated under the

caption
Tiessen v. The Toronto-Dominion Bank, et al.,

in the United States District Court

for the Southern District of New
York, and a consolidated amended complaint has been filed which names

TD Bank, N.A., TD Bank US Holding

Company (TDBUSH), and certain former and
current officers as defendants. Out of the three proposed

class actions in Ontario,
Parkin v. The Toronto-Dominion Bank, et al.,

has been identified as the lead
action with the other two Ontario actions being

stayed. There remains one further proposed

class action in Quebec which has been stayed.

A putative shareholder
derivative action, captioned Rubin v. Masrani, et al.,

has also been filed purportedly on behalf of

TD in the United States in the Supreme

Court of the State of New
York, New York

County, against certain former and current TD directors,

officers and employees, and certain of TD’s U.S. affiliates and subsidiaries. The complaint
asserts alleged breaches of duties and other

claims against the individual defendants in

connection with the Bank’s U.S. BSA/AML compliance

programs. Certain
purported TD shareholders have also

filed an application in the Ontario Superior

Court of Justice (
The Trustees of International Brotherhood of Electrical Workers,
et al., v. The Toronto-Dominion Bank, et al.
) seeking leave to bring a shareholder derivative

action in the Delaware Court of Chancery

on behalf of TD and
TDBUSH against certain current and former

directors and officers. The Bank has received

an additional notice from other purported

shareholders indicating that
they intend to seek leave to commence a

derivative action on behalf of the Bank

to assert claims against certain former and

current officers and directors for
alleged breaches of duties relating to the Bank's

U.S. BSA/AML compliance programs if

the Bank does not assert such claims.

All of the proceedings are still in
early stages and none of the proposed

class action lawsuits have been certified

to proceed as a class action. Losses or damages

cannot be estimated at this time.
As previously disclosed in Note 26 of the

Bank’s 2024 Annual Consolidated Financial

Statements, the Bank has been named

as defendant in a purported class
action lawsuit in the United States purporting

to be brought on behalf of First Horizon shareholders

alleging that a decline in the price of First

Horizon shares was
the result of alleged misleading disclosures

the Bank made with respect to its U.S. BSA/AML

compliance programs and its effect on the Bank’s

contemplated
merger with First Horizon. The lawsuit also

names some of the Bank’s former and current

officers and a former employee as defendants.

These proceedings are
still in early stages and have not been

certified to proceed as a class action. Losses

or damages cannot be estimated at this time.
As previously disclosed in Note 26 of the

Bank’s 2024 Annual Consolidated Financial

Statements, the Bank is a defendant in

Canada and/or the United States
in a number of matters brought by customers,

including class actions, alleging claims

in connection with various fees, practices

and credit decisions. The cases are
in various stages of maturity and include, among

others: a Quebec action against members

of the financial services industry (including

the Bank) regarding the
existence and amount of the insufficient or non-sufficient

funds fee (NSF fee), a Quebec action

against certain brokers (including TD Direct

Investing) regarding
disclosure of foreign conversion fees, and a

Quebec action against members of the automobile

insurance industry (including Primmum Insurance

Company)
regarding underwriting practices in Quebec.
Refer to Note 15 for disclosures related

to tax matters.